Finance Expense (Details) - GBP (£) £ in Thousands	12 Months Ended
	Jun. 30, 2024	Jun. 30, 2023	Jun. 30, 2022
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on bank borrowings	£ 2,243	£ 63	£ 79
Revolving credit facility running costs	1,791	1,733	791
Interest payable on leases	2,147	1,676
Foreign exchange loss	2,235	10,729	0
Other interest expense	86	206	302
Fair value movement of financial liabilities	1,530	419	842
Total	10,032	14,826	3,142
Buildings
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	2,147	1,675	1,126
Vehicles
Disclosure of quantitative information about right-of-use assets [line items]
Interest payable on leases	£ 0	£ 1	£ 2